Business overview	9 Months Ended
Sep. 30, 2022
Disclosure of detailed information about business combination [abstract]
Business overview

1. Business overview

Summary of business

Aeterna Zentaris (the “Company” or “Aeterna”) is a specialty biopharmaceutical company commercializing and developing therapeutics and diagnostic tests. The Company’s lead product, Macrilen™ (macimorelin), is the first and only U.S. Food and Drug Administration (“FDA”) and European Medicines Agency-approved oral test indicated for the diagnosis of patients with adult growth hormone deficiency (“AGHD”). Macrilen™ is currently marketed in the US through a license agreement (the “Novo Amendment”) between the Company and Novo Nordisk Health Care AG (“Novo”) and in the United Kingdom and Europe through a license agreement with Consilient Healthcare Inc (“Consilient” or “CH”) under the trade name of Ghryvelin®. The Company is also dedicated to the development of therapeutic assets and has recently taken steps to establish a pre-clinical pipeline to potentially address unmet medical needs across several indications with a focus on rare or orphan indications and with the potential for pediatric use.

These unaudited condensed interim consolidated financial statements were approved by the Board of Directors (the “Board”) on November 2, 2022.

Basis of presentation

These unaudited condensed interim consolidated financial statements have been prepared in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board (“IFRS”) applicable to the preparation of interim financial statements, including IAS 34, Interim Financial Reporting. These unaudited condensed interim consolidated financial statements should be read in conjunction with the Company’s annual consolidated financial statements as at and for the year ended December 31, 2021. The accounting policies used in these condensed interim consolidated financial statements are consistent with those presented in the Company’s annual consolidated financial statements, with the addition of the Company’s policy with respect to the government assistance which is as follows:

Government assistance

Amounts received or receivable resulting from government assistance programs, including grants and refundable investment tax credits for research and development, are accounted for in accordance with IAS 20 - Accounting for government grants and disclosure of government assistance and are recognized where there is reasonable assurance that the amount of government assistance will be received, and all attached conditions will be complied with. When the amount relates to an expense item such as research and development costs, it is recognized as income on a systematic basis as a reduction to the costs that it is intended to compensate. When the grant relates to an asset, it reduces the carrying amount of the asset and is then recognized as income over the useful life of the depreciable asset by way of a reduced depreciation charge.

COVID-19 & Russia and Ukraine conflict

The rise in COVID-19 variants has caused delays in site initiation and patient enrollment in our DETECT-trial and may be impacting sales activities for Macrilen™ in the US. Further, the continuation of the COVID-19 pandemic and the Russia/Ukraine conflict may also cause some patients to be unwilling to enroll in our trials or be unable to comply with clinical trial protocols if such events impede patient movement or interrupt healthcare services, both of which would delay our ability to conduct clinical trials or release clinical trial results on a timely basis and could delay our ability to obtain regulatory approval and commercialize our product candidates. For the period ended September 30, 2022, the Company assessed the impact of the uncertainties around the COVID-19 pandemic and the Russia/Ukraine conflict on its judgments, estimates, accounting policies and amounts recognized in these unaudited condensed interim consolidated financial statements and determined that no adjustments were required to the carrying value of assets and liabilities. During the quarter ended June 30, 2022, management determined that the recruitment for the DETECT-trial and the remaining development services under the Novo Amendment may now continue until later into 2023 compared to the end of the 2022 year as anticipated at the end of the previous fiscal year. It is expected that the delays associated with COVID-19 and the Russia/Ukraine conflict will result in additional costs to the program. As such, this change in estimate resulted in reversal of revenue in both the license fees and development services for the quarter ended June 30, 2022. During the quarter ended September 30, 2022, Novo provided the Company with a notice of termination of the Novo Amendment. Refer to note 3 for further details on the Novo Amendment. The Company will continue to monitor the impact of the development of the COVID-19 pandemic and Russia/Ukraine conflict in further reporting periods. Actual results could differ from these estimates, and such differences may be material.

NOTES TO CONDENSED INTERIM CONSOLIDATED FINANCIAL STATEMENTS

AS AT SEPTEMBER 30, 2022 AND FOR THE THREE AND NINE MONTHS ENDED SEPTEMBER 30, 2022 AND 2021

(amounts in thousands of US dollars, except share and per share data and as otherwise noted)
(Unaudited)

Restatement of comparative period figures

At the end of the prior fiscal year 2021, the Company restated its previously reported condensed consolidated interim financial statements for the three-month period ended March 31, 2021 and the three-month and six-month periods ended June 30, 2021 and three-month and nine-month periods ended September 30, 2021 with respect to the recognition of revenue for the Novo Amendment, signed in November 2020. During the fourth quarter of 2021, management reassessed the classification of the development activities associated with the DETECT-trial and concluded that subsequent to the Novo Amendment, the parties no longer shared joint control of these activities and, as such, these development activities no longer met the definition of a joint operation, as defined in IFRS 11 - Joint Arrangements. Therefore, pursuant to the guidance in IFRS 15 - Revenue from Contracts with Customers, the Company reclassified the charges to Novo, from research and development expenses to development services revenue, in the related periods. In addition, the license fees related to the pediatric indication were adjusted to reflect the revised pattern of recognition as the performance obligation for the development services has now been combined with the pediatric license. In addition, the accounting for prepaid expenses and other assets and deferred revenues related the DETECT-trial expenses incurred was restated. The condensed interim consolidated financial statements were not adjusted and refiled at the time of discovery of the error, rather the comparatives are being corrected now with the filing of the interim financials for the period ended September 30, 2022. The impacts of the September 30, 2021 restatements are as follows (amounts in thousands, except for basic and diluted loss per share):

	Previously	Effect of
	reported	restatement	Amended
	$	$	$

Consolidated interim statement of loss and comprehensive loss for the three-month period ended September 30, 2021
License fees	527	(234)	293
Development service revenues	—	684	684
Research and development expenses	801	684	1,485
Net loss	(1,698)	(234)	(1,932)
Total comprehensive loss	(1,440)	(234)	(1,674)
Basic and diluted loss per share	(0.35)	(0.05)	(0.40)

Consolidated interim statement of loss and comprehensive loss for the nine-month period ended September 30, 2021
License fees	1,601	(292)	1,309
Development service revenues	—	2,809	2,809
Research and development expenses	1,902	2,809	4,711
Net loss	(5,182)	(292)	(5,474)
Total comprehensive loss	(4,589)	(292)	(4,881)
Basic and diluted loss per share	(1.07)	(0.06)	(1.21)

Consolidated interim statement of financial position as of September 30, 2021
Prepaid expenses and other current assets	3,431	600	4,031
Current portion of deferred revenues	2,075	943	3,018
Deficit	(327,708)	(292)	(328,000)